Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

		December 31	December 31
(in thousands)	Note	2019	2018

Intangible assets		$3,419	$3,291

Debt issue costs - Revolving Facility	18.1	5,154	5,507

Adventus ROFR	16	615	615

Subscription rights		1,524	-

Other		3,854	902

Total other long-term assets		$14,566	$10,315